Income tax - Payables and receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income Tax Prepayments	$ 3,153	$ 3,041
Total Income tax receivables	3,153	3,041
Income Tax Payables	658	869
Provision for Income Tax	11,798	12,641
Total Income tax payables	$ 12,456	$ 13,510